Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,510,314)	$ (1,665,246)	$ (9,491,534)	$ (793,749)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,634	496	13,999	270
Stock-based compensation expense	981,455	1,440,777	7,232,145	619,867
Non-cash legal expense financed by note payable
Non-cash interest expense			994
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	399,429	(112)	(400,589)
Accounts payable and accrued expenses	706,176	23,676	438,991	24,235
Net cash used in operating activities	(417,620)	(247,761)	(2,198,494)	(149,377)
Cash flows from investing activities:
Purchase of property and equipment	(11,139)			(10,050)
Acquisition of intangible asset	(25,000)		(25,000)
Net cash used in investing activities	(11,139)		(25,000)	(10,050)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of offering costs				2,472,606
Proceeds from related parties				6,063
Proceeds from shares issued	650,000
Net cash provided by financing activities	650,000			2,478,669
Net change in cash and cash equivalents	221,241	(247,761)	(2,223,494)	2,319,242
Cash and cash equivalents at beginning of year	95,748	2,319,242	2,319,242
Cash and cash equivalents at end of year	316,989	2,071,481	95,748	2,319,242
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Warrants issued in acquisition of intangibles			283,287
Shares issued pursuant to settlement of payables				593,670
Note payable issued for legal expense			$ 7,500
Conversion of note payable and accrued interest into common stock	$ 8,579